STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions - $ / shares	3 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions [Line Items]
Exercise price		$ 1.92
Stock price on date of grant		$ 1.92
Volatility		145.00%
Risk-free interest rate		1.80%
Expected life (years)		5 years
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions [Line Items]
Exercise price	$ 1.34		$ 2.41
Stock price on date of grant	$ 1.34		$ 2.41
Volatility	140.00%		148.00%
Risk-free interest rate	1.40%		1.70%
Expected life (years)	3 years		4 years
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions [Line Items]
Exercise price	$ 2.07		$ 3.00
Stock price on date of grant	$ 2.07		$ 3.00
Volatility	142.00%		153.00%
Risk-free interest rate	1.90%		1.90%
Expected life (years)	5 years		5 years